Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

9.	Income Taxes

The provision for income taxes results in effective tax rates which are different than the federal income tax statutory rate. The nature of the differences for the six months ended June 30, 2017 and 2016 were as follows:

	June 30, 2017	June 30, 2016
Expected federal income tax benefit	$(724,684)	$(798,000)
State income taxes after credits	(144,602)	(155,000)
Change in valuation allowance	869,286	953,000
Total provision for income taxes	$-	$-

The components of the net deferred tax assets and liabilities at June 30, 2017 and December 31, 2016 consisted of the following:

	June 30, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$4,325,989	$3,557,909
Stock-based compensation	326,585	213,181
Total deferred tax assets	4,652,574	3,771,090

Deferred tax liabilities:
Depreciation and amortization	(83,014)	(70,816)
Total deferred tax liabilities	(83,014)	(70,816)
Valuation allowance	(4,569,560)	(3,700,274)
Net deferred tax assets	$-	$-

At June 30, 2017, the Company has a cumulative net operating loss carryforward (NOL) of approximately $10.8 million, to offset against future income for federal and state tax purposes. These federal and state NOLs can be carried forward for 20 and 15 years, respectively. The federal NOLs begins to expire in 2034, and the state NOLs begins to expire in 2029. The utilization of the NOL carryforwards may be subject to substantial annual limitation due to ownership change provisions of the Internal Revenue Code of 1986 and similar state provisions. In general, if the Company experiences a greater than 50 percentage aggregate change in ownership of certain significant stockholders over a three-year period (a “Section 382 ownership change”), utilization of its pre-change NOL carryforwards are subject to an annual limitation under Section 382 of the Internal Revenue Code (and similar state laws). The annual limitation generally is determined by multiplying the value of the Company’s stock at the time of such ownership change (subject to certain adjustments) by the applicable long-term tax-exempt rate. Such limitations may result in expiration of a portion of the NOL carryforwards before utilization and may be substantial.

In assessing the realizable of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the realizability of the deferred tax assets, management has determined a full valuation allowance is appropriate.

8.	Income Taxes

The provision for income taxes results in effective tax rates which are different than the federal income tax statutory rate. The nature of the differences for the year ended December 31 were as follows:

	2016	2015
Expected federal income tax benefit	$(1,774,361)	$(1,200,378)
State income taxes after credits	(344,435)	(233,015)
Change in valuation allowance	2,118,795	1,442,900
Other	-	(9,507)
Total provision for income taxes	$-	$-

The components of the net deferred tax assets and liabilities at December 31 consisted of the following:

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$3,557,909	1,582,317
Stock-based compensation	213,181	61,050
Total deferred tax assets	3,771,090	1,643,367

Deferred tax liabilities:
Depreciation and amortization	(70,816)	(61,888)
Total deferred tax liabilities	(70,816)	(61,888)
Valuation allowance	(3,700,274)	(1,581,479)
Net deferred tax assets	$-	-

At December 31, 2016, the Company has a cumulative net operating loss carryforward (NOL) of approximately $3.6 million, to offset against future income for federal and state tax purposes. These federal and state NOLs can be carried forward for 20 and 15 years, respectively. The federal NOLs begin to expire in 2034, and the state NOLs begin to expire in 2029. The utilization of the net operating loss carryforwards may be subject to substantial annual limitation due to ownership change provisions of the Internal Revenue code of 1986 and similar state provisions. In general, if the Company experiences a greater than 50 percentage aggregate change in ownership of certain significant stockholders over a three-year period (a “Section 382 ownership change”), utilization of its pre-change NOL carryforwards are subject to an annual limitation under Section 382 of the Internal Revenue Code (and similar state laws). The annual limitation generally is determined by multiplying the value of the Company’s stock at the time of such ownership change (subject to certain adjustments) by the applicable long-term tax-exempt rate. Such limitations may result in expiration of a portion of the NOL carryforwards before utilization and may be substantial.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the realizability of the deferred tax assets, management has determined a full valuation allowance is appropriate.